PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,150	€ 1,115
Plan assets	(435)	(445)
Net defined benefit liability	715	670	$ 670
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	164	161
Plan assets	(3)	(3)
Net defined benefit liability	161	158
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	140	144
Plan assets	(1)	(1)
Net defined benefit liability	139	143
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	303	299
Plan assets	(213)	(214)
Net defined benefit liability	90	85
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	542	510
Plan assets	(218)	(227)
Net defined benefit liability	324	283
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Plan assets	0	0
Net defined benefit liability	€ 1	€ 1